Restricted Net Assets (Details) ¥ in Billions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Restricted Net Assets
Restricted net assets	¥ 14.1
Restricted net assets as a percentage of total consolidated net assets	23.00%
PRC | General reserve fund
Restricted Net Assets
Required minimum percentage of annual appropriations	10.00%
PRC | Statutory surplus reserve
Restricted Net Assets
Required minimum percentage of annual appropriations	10.00%